Trade and other receivables - Summary of trade and other receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables
Less: provision for expected credit losses	$ 10,671,194	$ 8,968,265
Total	6,140,641	4,004,331
Other receivables	116,097	4,951
Total trade and other receivables	$ 6,256,738	4,009,282
Trade receivables term	60 days
Trade Receivables Customer Wallet Receivables Accrued Income
Trade and other receivables
Trade receivables	$ 3,879,854	2,614,945
Customer wallet receivables	2,061,148	1,585,645
Accrued income	2,308,583	1,318,327
Trade Receivables Customer Wallet Receivables Accrued Income | Accumulated impairment
Trade and other receivables
Less: provision for expected credit losses	$ (2,108,944)	$ (1,514,586)	$ (2,328,308)